SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 85.3%
	Automobiles & Components — 1.2%
	Automobiles — 1.2%
	Mercedes-Benz Group AG	1,089,600	$ 75,239,149
	Stellantis NV	3,018,200	70,470,581
			145,709,730
	Banks — 10.8%
	Banks — 10.8%
	Bank of Ireland Group plc	9,530,000	86,458,660
	BNP Paribas SA	6,677,600	461,397,053
	Citigroup, Inc.	5,954,378	306,293,204
	JPMorgan Chase & Co.	1,591,335	270,686,084
	Regions Financial Corp.	10,976,144	212,717,671
			1,337,552,672
	Capital Goods — 1.2%
	Aerospace & Defense — 1.2%
	BAE Systems plc	10,930,100	154,715,454
			154,715,454
	Consumer Discretionary Distribution & Retail — 1.4%
	Specialty Retail — 1.4%
	Home Depot, Inc.	505,482	175,174,787
			175,174,787
	Consumer Staples Distribution & Retail — 2.8%
	Consumer Staples Distribution & Retail — 2.8%
	BIM Birlesik Magazalar AS	2,799,600	28,571,951
	Tesco plc	86,105,030	318,834,756
			347,406,707
	Energy — 9.6%
	Oil, Gas & Consumable Fuels — 9.6%
[a,b]	Drillco Holdings Luxembourg SA	147,823	2,839,680
	Enbridge, Inc.	3,309,521	119,138,260
	Eni SpA	4,739,900	80,310,150
	Equinor ASA	3,529,100	111,900,665
[a]	LUKOIL PJSC	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	116,743,175
	Shell plc	2,872,800	94,163,571
	TC Energy Corp.	2,370,000	92,578,544
	TotalEnergies SE	8,359,100	568,446,632
			1,186,359,196
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,354,592	34,377,043
			34,377,043
	Financial Services — 5.5%
	Capital Markets — 3.5%
	CME Group, Inc.	1,547,826	325,972,156
	MidCap Financial Investment Corp.	2,937,783	40,188,871
[c]	SLR Investment Corp.	4,307,900	64,747,737
	Financial Services — 1.4%
	Equitable Holdings, Inc.	5,403,873	179,948,971
	Mortgage Real Estate Investment Trusts — 0.6%
[c]	Chimera Investment Corp.	14,843,587	74,069,499
			684,927,234
	Food, Beverage & Tobacco — 0.5%
	Food Products — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Nestle SA	490,300	$ 56,844,603
			56,844,603
	Health Care Equipment & Services — 0.6%
	Health Care Equipment & Supplies — 0.6%
	Medtronic plc	882,915	72,734,538
			72,734,538
	Insurance — 4.8%
	Insurance — 4.8%
	Assicurazioni Generali SpA	7,232,347	152,537,197
	AXA SA	1,809,000	58,892,882
	NN Group NV	9,502,716	375,036,261
			586,466,340
	Materials — 5.7%
	Chemicals — 2.4%
	LyondellBasell Industries NV Class A	1,867,909	177,600,788
	OCI NV	2,778,000	80,472,137
[b]	Syensqo SA	355,000	36,940,711
	Metals & Mining — 3.3%
	BHP Group Ltd.	4,318,000	148,331,490
	Glencore plc	43,166,400	259,759,135
[a]	MMC Norilsk Nickel PJSC	351,400	2,073,260
			705,177,521
	Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
	Biotechnology — 1.2%
	AbbVie, Inc.	977,267	151,447,067
	Pharmaceuticals — 7.3%
	AstraZeneca plc	1,405,300	189,874,179
	Merck & Co., Inc.	1,997,740	217,793,615
	Novartis AG	1,207,208	121,818,849
	Pfizer, Inc.	6,539,421	188,269,931
	Roche Holding AG	619,500	180,093,633
			1,049,297,274
	Semiconductors & Semiconductor Equipment — 9.0%
	Semiconductors & Semiconductor Equipment — 9.0%
	Broadcom, Inc.	430,131	480,133,729
	QUALCOMM, Inc.	1,857,277	268,617,973
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,565,000	358,711,816
			1,107,463,518
	Software & Services — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	36,916,216
			36,916,216
	Technology Hardware & Equipment — 3.5%
	Communications Equipment — 0.7%
	Cisco Systems, Inc.	1,740,087	87,909,195
	Technology Hardware, Storage & Peripherals — 2.8%
	Samsung Electronics Co. Ltd.	5,604,000	340,144,825
			428,054,020
	Telecommunication Services — 13.0%
	Diversified Telecommunication Services — 10.3%
	AT&T, Inc.	18,303,633	307,134,962
	Deutsche Telekom AG	3,434,800	82,472,694
	Koninklijke KPN NV	24,526,000	84,421,351
	KT Corp.	1,365,300	36,403,766
	Orange SA	52,501,480	597,209,711
	Singapore Telecommunications Ltd.	52,390,000	98,051,373
[b]	Zegona Communications plc	28,443,000	67,071,517

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 2.7%
	Vodafone Group plc	382,909,524	$ 334,624,685
			1,607,390,059
	Transportation — 0.5%
	Air Freight & Logistics — 0.5%
	Deutsche Post AG	1,146,100	56,752,218
			56,752,218
	Utilities — 6.1%
	Electric Utilities — 4.8%
	Endesa SA	10,937,157	222,887,446
	Enel SpA	50,085,971	372,117,956
	Multi-Utilities — 1.3%
	E.ON SE	4,564,400	61,222,271
	Engie SA	5,474,972	96,209,923
			752,437,596
	Total Common Stock (Cost $8,180,870,996)		10,525,756,726
	Preferred Stock — 0.1%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 6.518% (TSFR3M + 1.11%), 1/31/2024	12,000	7,455,000
			7,455,000
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 6.356% (TSFR3M + 0.96%), 1/29/2024	120,000	2,580,000
			2,580,000
	Total Preferred Stock (Cost $14,968,750)		10,035,000
	Asset Backed Securities — 1.3%
	Auto Receivables — 0.7%
[d]	American Credit Acceptance Receivables Trust, Series 2020-1 Class F, 4.75% due 11/13/2026	$ 5,460,000	5,449,556
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	32,000	8,893,282
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	2,488,588
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,784,251
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	4,800,306
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,942,684
	CPS Auto Receivables Trust,
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	1,514,230	1,503,335
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	2,954,881
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	14,068,271
[d]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	40,000	315,063
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,397,157
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	4,281,147	4,249,077
	Flagship Credit Auto Trust,
[d]	Series 2018-4 Class R, due 3/16/2026	53,000	2,525,537
[d]	Series 2019-1 Class R, due 6/15/2026	6,000	126,730
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	1,243,271
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	2,771,025
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	2,557,526
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	1,659,268	1,787,994
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	3,309,003	3,697,063
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,653,110	4,314,648
[d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	45,588	4,467,831
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	546,101
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	4,340,923	4,270,745
			85,154,922

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Asset Backed — 0.6%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	$ 8,200,000	$ 7,149,036
[d,f]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	400,000	2,454,434
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	14,116,065	12,852,276
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	2,628,271
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	25,752,351
[d]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	367,335	365,147
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	243,499
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	819,835
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	1,152,867
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	3,872,619	1,545,872
[d]	Series 2021-1A Class R, due 12/20/2046	6,862,191	675,473
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	1,025,509
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	911,174
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	244,817
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	998,434
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	499,188
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,674,115
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	1,229,878	1,207,515
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	173,817
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,016,410
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	367,000
[d]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	3,742,294	3,744,429
			70,501,469
	Student Loan — 0.0%
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	817,919
			817,919
	Total Asset Backed Securities (Cost $173,887,359)		156,474,310
	Corporate Bonds — 8.0%
	Banks — 0.1%
	Banks — 0.1%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,841,830
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	4,500,000	3,898,215
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	9,577,395
			15,317,440
	Capital Goods — 0.4%
	Aerospace & Defense — 0.2%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	6,960,375
	TransDigm, Inc.,
[d]	6.25% due 3/15/2026	10,000,000	9,988,100
[d]	6.75% due 8/15/2028	6,345,000	6,511,429
	Construction & Engineering — 0.1%
[d,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	9,995,000	8,916,040
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,102,975
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,835,134
			46,314,053
	Commercial & Professional Services — 0.3%
	Commercial Services & Supplies — 0.3%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,773,400
[g]	Cimpress plc, 7.00% due 6/15/2026	11,859,000	11,594,544
	CoreCivic, Inc., 8.25% due 4/15/2026	20,726,000	21,075,648
			39,443,592
	Consumer Durables & Apparel — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	$ 5,000,000	$ 5,312,200
			5,312,200
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,125,008
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	3,750,000	3,731,287
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	24,785,000	25,212,046
[d]	Six Flags Entertainment Corp., 7.25% due 5/15/2031	4,912,000	4,924,084
			37,992,425
	Consumer Staples Distribution & Retail — 0.1%
	Consumer Staples Distribution & Retail — 0.1%
[d]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	5,168,000	5,174,667
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,593,526
			10,768,193
	Energy — 2.1%
	Energy Equipment & Services — 0.1%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	5,000,000	4,531,400
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/29/2024	2,337,727	67,537
	Oil, Gas & Consumable Fuels — 2.0%
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	10,750,000	10,728,500
[g]	Energian Israel Finance Ltd., 8.50% due 9/30/2033	3,565,000	3,397,552
[f]	Energy Transfer LP, 8.656% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	11,561,812
[f]	Enterprise TE Partners LP, Series 1, 8.416% (SOFR + 2.99%) due 6/1/2067	7,000,000	5,320,140
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,953,500
	5.80% due 3/15/2035	10,000,000	10,194,600
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,524,846
	5.55% due 6/1/2045	5,000,000	4,827,850
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,123,060
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,499,048
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	12,070,000	9,635,240
[g]	6.50% due 6/2/2041	5,648,000	3,843,577
[g]	6.70% due 2/16/2032	3,000,000	2,488,020
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	2,000,000	2,196,353
[e]	Summit Midstream Partners LP, Series A, 13.076% due 1/29/2024	16,097,000	13,744,101
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,991,900
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	34,282,353
	Williams Cos., Inc.,
	4.55% due 6/24/2024	69,318,000	68,948,535
	5.75% due 6/24/2044	14,198,000	14,333,307
			254,193,231
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Diversified REITs — 0.2%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,732,350
[d]	SBA Tower Trust, 2.836% due 1/15/2050	5,000,000	4,828,344
[d,g]	Trust Fibra Uno, 5.25% due 1/30/2026	7,843,000	7,655,709
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,381,849
	Retail REITs — 0.1%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	9,990,000	10,504,785
			38,103,037
	Financial Services — 0.6%
	Capital Markets — 0.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,583,075
[d]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	10,000,000	9,454,800
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	7,500,000	7,931,850
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	5,834,026
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,412,090

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	$ 3,000,000	$ 3,167,250
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	17,784,000	17,958,995
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,698,200
[d]	7.95% due 8/11/2028	3,000,000	3,103,650
[d]	8.50% due 5/18/2025	11,500,000	11,689,060
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,968,400
			70,801,396
	Food, Beverage & Tobacco — 0.6%
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	9,826,341
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,047,651
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,657,700
	Tobacco — 0.4%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,130,150
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,575,000
[d]	Vector Group Ltd., 10.50% due 11/1/2026	44,464,000	44,580,495
			78,817,337
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
	Tenet Healthcare Corp., 4.875% due 1/1/2026	7,184,000	7,106,485
			7,106,485
	Insurance — 0.4%
	Insurance — 0.4%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,915,450
[f]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.468%) due 9/1/2040	1,632,000	1,541,848
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	6,819,287
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,340,752
	3.40% due 6/15/2030	8,383,000	7,519,802
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,629,800
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	13,567,800
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	6,307,925
			52,642,664
	Materials — 0.3%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,778,300
	OCP SA,
[d,g]	3.75% due 6/23/2031	2,000,000	1,720,360
[d,g]	4.50% due 10/22/2025	5,000,000	4,875,800
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	14,969,000	14,674,111
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,032,150
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	3,000,000	2,972,910
			32,053,631
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,053,920
	Sirius XM Radio, Inc.,
[d]	3.125% due 9/1/2026	5,000,000	4,726,200
[d]	5.00% due 8/1/2027	7,500,000	7,265,475
[d,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	10,000,000	9,331,800
			28,377,395
	Real Estate Management & Development — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	$ 3,000,000	$ 2,983,440
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,628,245
			5,611,685
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,417,612
			8,417,612
	Software & Services — 0.5%
	Information Technology Services — 0.1%
[d]	GTCR W-2 Merger Sub LLC, 7.50% due 1/15/2031	5,000,000	5,304,700
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,782,350
	Internet Software & Services — 0.3%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,887,960
[d]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	10,000,000	10,100,000
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	9,517,408
[d,g]	3.832% due 2/8/2051	5,000,000	3,152,250
[d,g]	4.027% due 8/3/2050	5,000,000	3,270,650
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,623,470
[d]	GoTo Group, Inc., 5.50% due 9/1/2027	5,655,000	2,722,260
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	8,972,200
			60,333,248
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,796,450
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,149,947
	Technology Hardware, Storage & Peripherals — 0.0%
[d,g]	Lenovo Group Ltd., 5.831% due 1/27/2028	5,000,000	5,101,400
			15,047,797
	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.0%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	31,523,564
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	96,675,996
	Wireless Telecommunication Services — 0.3%
	Digicel International Finance Ltd./Digicel International Holdings Ltd.,
[b,d,g,h]	due 12/31/2026	10,003,281	200,066
[d,g]	8.75% due 5/25/2024	4,300,000	4,002,827
[d,g]	Series 1441, 8.75% due 5/25/2024	32,485,955	30,370,794
			162,773,247
	Transportation — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	8,663,597	8,083,829
	Series 2019-1 Class B, 3.85% due 8/15/2029	6,762,929	5,993,037
			14,076,866
	Utilities — 0.1%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,831,240
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	9,884,000	8,805,458
			10,636,698
	Total Corporate Bonds (Cost $938,227,255)		994,140,232
	Other Government — 0.1%
[d,g]	Finance Department Government of Sharjah, 6.50% due 11/23/2032	4,786,000	5,022,859
[d,g]	Nigeria Government International Bond, 7.625% due 11/28/2047	6,000,000	4,754,220
	Total Other Government (Cost $8,322,005)		9,777,079

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Backed — 1.7%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	$ 4,480,059	$ 3,959,087
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	15,104,691	14,024,801
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.055% due 8/25/2033	23,483	22,920
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.89% due 3/25/2050	1,014,916	836,055
[d,f]	Series 2019-1 Class B5, 3.89% due 3/25/2050	474,800	324,459
[d,f]	Series 2019-1 Class B6, 3.89% due 3/25/2050	745,503	337,659
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	698,736	630,258
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class AIO1, 0.443% due 7/25/2050	56,573,007	1,005,155
[d,f,i]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	50,458,503	1,141,452
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	69,225,258	466,980
[d,f]	Series 2020-J1 Class B4, 3.443% due 7/25/2050	1,340,614	1,087,169
[d,f]	Series 2020-J1 Class B5, 3.443% due 7/25/2050	674,380	435,082
[d,f]	Series 2020-J1 Class B6, 3.443% due 7/25/2050	1,294,844	477,044
[d,f,i]	Series 2020-J2 Class AX1, 0.259% due 1/25/2051	105,048,948	1,223,684
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	111,925,604	1,126,699
[d,f]	Series 2020-J2 Class B4, 2.759% due 1/25/2051	491,000	202,071
[d,f]	Series 2020-J2 Class B5, 2.759% due 1/25/2051	164,000	65,940
[d,f]	Series 2020-J2 Class B6, 2.759% due 1/25/2051	655,000	183,512
[d,f]	Series 2023-I1 Class M1, 7.13% due 4/25/2058	5,000,000	5,009,491
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 4.863% due 3/25/2034	180,028	148,057
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,757,972
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,059,651
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	449,628
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	36,918,403	1,961,268
[d,f]	Series 2020-EXP2 Class B5, 3.911% due 8/25/2050	585,000	317,867
[d,f]	Series 2020-EXP2 Class B6, 3.911% due 8/25/2050	1,400,000	601,446
[d,f]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	379,000	160,655
[d,f]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	615,000	222,303
[d,f]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	459,574	128,381
[d,f]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	1,033,000	474,597
[d,f]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	590,000	177,121
[d,f]	CSMC Trust, CMBS, Series 2020-522F Class A, 9.215% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,180,452
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	2,881,464
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	82,615,140	665,490
[d,f]	Series 2021-AFC1 Class B3, 4.337% due 3/25/2056	215,000	151,023
[d,f,i]	Series 2021-AFC1 Class XS, 3.292% due 3/25/2056	82,615,140	12,675,700
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,768,996	3,593,558
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,497,888
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.664% due 8/25/2050	104,663,265	2,728,320
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	17,938,739	390,645
[d,f]	Series 2020-2 Class B4, 3.664% due 8/25/2050	829,744	615,648
[d,f]	Series 2020-2 Class B5, 3.664% due 8/25/2050	2,489,233	1,805,905
[d,f]	Series 2020-2 Class B6C, 3.528% due 8/25/2050	3,318,978	1,636,939
[d,f,i]	Series 2021-13IN Class AX1, 0.18% due 12/30/2051	167,646,023	1,317,144
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,898,116	129,272
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	12,682,031	338,622
[d,f]	Series 2021-13IN Class B4, 3.36% due 12/30/2051	2,395,728	1,695,609
[d,f]	Series 2021-13IN Class B5, 3.36% due 12/30/2051	469,563	304,565
[d,f]	Series 2021-13IN Class B6C, 2.996% due 12/30/2051	4,120,653	2,154,899
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	2,825,149
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.413% due 10/25/2050	1,404,077	212,928
[d,f,i]	Series 2020-INV1 Class A12X, 2.925% due 10/25/2050	16,811,381	2,185,259
[d,f,i]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	90,248,530	638,012
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	60,784,701	608
[d,f,i]	Series 2020-INV1 Class AX2, 0.425% due 10/25/2050	3,029,850	35,976
[d,f,i]	Series 2020-INV1 Class AX4, 0.926% due 10/25/2050	3,261,892	84,875
[d,f]	Series 2020-INV1 Class B4, 3.852% due 10/25/2050	1,868,115	1,482,648
[d,f]	Series 2020-INV1 Class B5, 3.852% due 10/25/2050	1,872,537	1,508,078

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2020-INV1 Class B6, 3.852% due 10/25/2050	$ 4,402,194	$ 2,607,641
[d,f,i]	Series 2020-INV1 Class BX, 0.352% due 10/25/2050	21,320,778	253,670
[d]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	8,033,750	7,685,574
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 7.004% due 12/25/2046	1,999,971	1,736,364
[d,f,i]	Series 2020-3 Class AX1, 0.141% due 8/25/2050	14,741,718	52,081
[d,f,i]	Series 2020-4 Class A11X, (5.14% - TSFR1M)due 11/25/2050	2,809,562	131,467
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	12,736,679	268,694
[d,f,i]	Series 2020-4 Class AX1, 0.094% due 11/25/2050	47,044,703	136,100
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,301,607	194,413
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	3,003,889	69,641
[d,f]	Series 2020-4 Class B4, 3.644% due 11/25/2050	1,926,332	1,603,457
[d,f]	Series 2020-4 Class B5, 3.644% due 11/25/2050	889,219	644,290
[d,f]	Series 2020-4 Class B6, 3.53% due 11/25/2050	1,582,548	638,687
[d,f]	Series 2020-7 Class B4, 3.498% due 1/25/2051	2,349,729	1,925,255
[d,f]	Series 2020-7 Class B5, 3.498% due 1/25/2051	1,646,660	891,598
[d,f]	Series 2020-7 Class B6, 3.498% due 1/25/2051	2,289,984	848,977
[d,f]	Series 2021-11 Class B5, 3.024% due 1/25/2052	3,685,618	2,354,329
[d,f]	Series 2021-11 Class B6, 2.828% due 1/25/2052	4,221,867	1,795,997
[d,f]	Series 2022-2 Class B4, 3.13% due 8/25/2052	3,229,870	2,261,798
[d,f]	Series 2022-2 Class B5, 3.13% due 8/25/2052	1,715,569	980,210
[d,f]	Series 2022-2 Class B6, 2.977% due 8/25/2052	1,802,416	530,075
[d,f]	Series 2022-3 Class B4, 3.11% due 8/25/2052	2,651,993	1,851,914
[d,f]	Series 2022-3 Class B5, 3.11% due 8/25/2052	1,687,894	742,227
[d,f]	Series 2022-3 Class B6, 2.629% due 8/25/2052	1,416,282	423,975
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.123% due 8/25/2051	100,944,066	482,593
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,916,507	266,730
[d,f]	Series 2021-INV2 Class B5, 3.323% due 8/25/2051	313,360	204,069
[d,f]	Series 2021-INV2 Class B6, 3.081% due 8/25/2051	1,515,892	643,608
[d,f,i]	Series 2021-INV3 Class AX1, 0.163% due 10/25/2051	121,042,195	824,842
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,802,713	261,319
[d,f]	Series 2021-INV3 Class B5, 3.213% due 10/25/2051	437,897	286,271
[d,f]	Series 2021-INV3 Class B6, 3.022% due 10/25/2051	1,916,773	838,008
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.93% due 8/25/2034	848,345	782,453
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	98,585,792	3,558,070
[d,f]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	1,083,148	719,867
[d,f]	Series 2021-INV1 Class B6, 3.235% due 6/25/2051	1,942,952	968,434
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	3,925,903
[d,f]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	18,801,787	15,498,041
[d,f]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,944,696	9,060,753
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,374,154
[d,f]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	17,846,904	6,531,610
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.725% due 10/25/2047	2,031,877	1,761,894
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	51,383,874	231,166
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,316,987
[d,f]	Series 2019-3 Class B3, 6.061% due 9/25/2059	3,366,214	2,618,891
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	50,755,109	508
[d]	Series 2019-3 Class XS2, due 9/25/2059	50,755,109	1,974,105
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,640,855
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.149% due 8/25/2057	5,351,000	4,927,641
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AIO1, 0.186% due 6/25/2050	161,518,708	1,288,257
[d,f]	Series 2020-3 Class B5, 3.186% due 6/25/2050	1,046,000	484,492
[d,f]	Series 2020-3 Class B6, 3.186% due 6/25/2050	1,912,755	679,615
[d,f,i]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	180,516,395	4,712,001
[d,f]	Series 2021-INV1 Class B4, 3.314% due 8/25/2051	3,348,562	2,408,882
[d,f]	Series 2021-INV1 Class B5, 3.314% due 8/25/2051	2,583,177	1,719,569
[d,f]	Series 2021-INV1 Class B6, 3.314% due 8/25/2051	1,976,524	719,033
	Total Mortgage Backed (Cost $209,875,280)		209,095,145

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.0%
	Commercial Services & Supplies — 0.0%
[j]	Imagefirst Holdings LLC, 9.964% (SOFR + 4.75%) due 4/27/2028	$ 4,554,876	$ 4,532,101
	Professional Services — 0.0%
[j]	VT Topco, Inc., 9.606% (SOFR + 4.25%) due 8/9/2030	1,000,000	1,003,750
			5,535,851
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Simon & Schuster, Inc., 9.39% (SOFR + 4.00%) due 10/30/2030	1,500,000	1,503,750
			1,503,750
	Semiconductors & Semiconductor Equipment — 0.1%
	Information Technology Services — 0.1%
[j]	Xperi Corporation, 8.97% (SOFR + 3.50%) due 6/8/2028	7,790,075	7,772,548
			7,772,548
	Software & Services — 0.0%
	Information Technology Services — 0.0%
[j]	Vericast Corp., 13.36% (SOFR + 7.75%) due 6/16/2026	35,550	33,032
	Software — 0.0%
[j]	GoTo Group, Inc., 10.283% (SOFR + 4.75%) due 8/31/2027	2,954,315	1,940,365
			1,973,397
	Technology Hardware & Equipment — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp, 9.356% (SOFR + 4.00%) due 11/17/2029	8,000,000	7,990,000
			7,990,000
	Total Loan Participations (Cost $24,686,611)		24,775,546
	Short-Term Investments — 2.5%
[c]	Thornburg Capital Management Fund	30,720,386	307,203,862
	Total Short-Term Investments (Cost $307,203,862)		307,203,862
	Total Investments — 99.2% (Cost $9,858,042,118)		$12,237,257,900
	Other Assets Less Liabilities — 0.8%		98,319,307
	Net Assets — 100.0%		$12,335,577,207

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	SSB	Sell	15,005,000	3/20/2024	17,981,064	$ —	$ (35,440)
Euro	BBH	Sell	759,153,500	3/20/2024	840,644,320	—	(8,483,028)
Euro	SSB	Sell	863,145,000	3/20/2024	955,798,717	5,762,076	—
Great Britain Pound	SSB	Sell	264,059,800	3/20/2024	336,711,208	1,197,141	—

Total						$6,959,217	$(8,518,468)

Net unrealized appreciation (depreciation)							$(1,559,251)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $857,953,898, representing 6.96% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Bond in default.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2023.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EUR	Denominated in Euro
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Chimera Investment Corp.	$81,045,985	$-	$-	$-	$(6,976,486)	$74,069,499	$1,632,795
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	66,298,581	-	-	-	(1,550,844)	64,747,737	1,766,239
Thornburg Capital Mgmt. Fund	616,523,198	405,293,712	(714,613,048)	-	-	307,203,862	8,970,680
Total	$763,880,203	$405,293,712	$(714,613,048)	$-	$(8,527,330)	$446,033,537	$12,369,714